CLOSURE AND RECLAMATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Closure and Reclamation Provisions [abstract]
Schedule of Reclamation and Closure Provisions

		Closure and Reclamation Provisions
	Note	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Project	Total
Balance at December 31, 2020		$14,761	$5,905	$19,684	$-	$-	$40,350
Acquisition of Roxgold	6	-	-	-	11,122	-	11,122
Changes in estimate		(152)	1,142	(422)	1,609	1,552	3,729
Reclamation expenditures		(180)	(173)	-	-	-	(353)
Accretion		469	439	377	164	-	1,449
Effect of changes in foreign exchange rates		-	(185)	-	-	-	(185)
Balance at December 31, 2021		14,898	7,128	19,639	12,895	1,552	56,112
Less: Current portion		(1,230)	(652)	-	-	-	(1,882)
Non-current portion		$13,668	$6,476	$19,639	$12,895	$1,552	$54,230

		Closure and Reclamation Provisions
		Caylloma Mine	San Jose Mine	Lindero Project	Yaramoko Mine	Séguéla Project	Total
Balance at December 31, 2019		$11,324	$4,848	$14,953	$-	$-	31,125
Changes in estimate		3,288	1,328	4,482	-	-	9,098
Reclamation expenditures		(114)	(227)	-	-	-	(341)
Accretion		256	249	249	-	-	754
Effect of changes in foreign exchange rates		7	(293)	-	-	-	(286)
Balance at December 31, 2020		14,761	5,905	19,684	-	-	40,350
Less: Current portion		(142)	(238)	-	-	-	(380)
Non-current portion		$14,619	$5,667	$19,684	$-	$-	39,970

Schedule of Estimates Used in Reclamation and Closure Provisions

	Closure and Reclamation Provisions
	Caylloma Mine	San Jose Mine	Lindero Mine	Yaramoko Mine	Séguéla Project	Total
Undiscounted uninflated estimated cash flow	$15,816	$7,846	$18,772	$12,634	$1,489	56,557
Discount rate	3.22%	7.56%	1.94%	2.08%	2.08%
Inflation rate	2.00%	5.55%	4.00%	2.60%	2.50%